Eaton Vance
Greater China Growth Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
China — 87.8%
Automobile Components — 1.5%
Hesai Group ADR(1)	57,296	$ 607,338
		$ 607,338
Automobiles — 2.0%
BYD Co., Ltd., Class H	31,000	$ 833,175
		$ 833,175
Banks — 2.8%
China Merchants Bank Co., Ltd., Class H	330,500	$ 1,153,450
		$ 1,153,450
Beverages — 4.9%
Kweichow Moutai Co., Ltd., Class A	4,400	$ 1,105,275
Nongfu Spring Co., Ltd., Class H(2)	154,400	880,664
		$ 1,985,939
Broadline Retail — 13.1%
PDD Holdings, Inc. ADR(1)	36,235	$ 5,342,488
		$ 5,342,488
Construction & Engineering — 0.6%
China State Construction International Holdings, Ltd.	222,000	$ 257,549
		$ 257,549
Electrical Equipment — 2.2%
NARI Technology Co., Ltd., Class A	287,020	$ 886,344
		$ 886,344
Electronic Equipment, Instruments & Components — 1.3%
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	16,721	$ 527,566
		$ 527,566
Food Products — 2.0%
Anjoy Foods Group Co., Ltd., Class A	51,200	$ 818,758
		$ 818,758
Health Care Equipment & Supplies — 6.3%
iRay Technology Co., Ltd., Class A	25,751	$ 786,885
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	28,900	$ 1,177,178
Sonoscape Medical Corp., Class A	84,991	619,154
		$ 2,583,217
Health Care Providers & Services — 1.2%
Hygeia Healthcare Holdings Co., Ltd.(2)	80,800	$ 496,933
		$ 496,933
Hotels, Restaurants & Leisure — 9.2%
Atour Lifestyle Holdings, Ltd. ADR	11,507	$ 204,940
H World Group, Ltd.(1)	84,900	304,619
Luckin Coffee, Inc. ADR(1)	14,596	487,652
Meituan, Class B(1)(2)	198,310	2,295,735
Yum China Holdings, Inc.	10,600	447,348
		$ 3,740,294
Household Durables — 3.1%
Gree Electric Appliances, Inc., Class A	273,446	$ 1,261,726
		$ 1,261,726
Interactive Media & Services — 17.7%
Tencent Holdings, Ltd.	173,800	$ 7,240,359
		$ 7,240,359
Life Sciences Tools & Services — 4.1%
WuXi Biologics Cayman, Inc.(1)(2)	303,500	$ 1,685,057
		$ 1,685,057
Machinery — 1.3%
Leader Harmonious Drive Systems Co., Ltd., Class A	23,140	$ 517,593
		$ 517,593
Personal Care Products — 1.3%
Proya Cosmetics Co., Ltd., Class A	36,720	$ 532,577
		$ 532,577
Real Estate Management & Development — 7.6%
KE Holdings, Inc. ADR	113,920	$ 1,814,745
Onewo, Inc., Class H	409,900	1,268,184
		$ 3,082,929
Semiconductors & Semiconductor Equipment — 1.7%
LONGi Green Energy Technology Co., Ltd., Class A	237,287	$ 706,125
		$ 706,125

Eaton Vance
Greater China Growth Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.9%
ANTA Sports Products, Ltd.	110,200	$ 1,150,060
Li Ning Co., Ltd.	161,000	448,031
		$ 1,598,091
Total China (identified cost $37,476,412)		$35,857,508
Hong Kong — 11.7%
Beverages — 2.3%
China Resources Beer Holdings Co., Ltd.	208,000	$ 937,644
		$ 937,644
Food Products — 3.1%
China Mengniu Dairy Co., Ltd.	400,000	$ 1,253,355
		$ 1,253,355
Hotels, Restaurants & Leisure — 4.1%
Galaxy Entertainment Group, Ltd.	196,000	$ 1,013,926
Sands China, Ltd.(1)	266,400	653,344
		$ 1,667,270
Machinery — 2.2%
Morimatsu International Holdings Co., Ltd.(1)	1,185,000	$ 915,693
		$ 915,693
Total Hong Kong (identified cost $5,141,987)		$ 4,773,962
Total Common Stocks (identified cost $42,618,399)		$40,631,470
Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(4)	3,217	$ 3,217
Total Short-Term Investments (identified cost $3,217)		$ 3,217
Total Investments — 99.5% (identified cost $42,621,616)		$40,634,687
Other Assets, Less Liabilities — 0.5%		$ 184,465
Net Assets — 100.0%		$40,819,152
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $5,358,389 or 13.1% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,217, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$148,573	$5,451,757	$(5,597,113)	$ —	$ —	$3,217	$4,004	3,217
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Greater China Growth Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 7,240,359	$ —	$ 7,240,359
Consumer Discretionary	6,642,418	8,407,964	—	15,050,382
Consumer Staples	—	5,528,273	—	5,528,273
Financials	—	1,153,450	—	1,153,450
Health Care	—	4,765,207	—	4,765,207
Industrials	—	2,577,179	—	2,577,179
Information Technology	—	1,233,691	—	1,233,691
Real Estate	1,814,745	1,268,184	—	3,082,929
Total Common Stocks	$8,457,163	$32,174,307*	$ —	$40,631,470
Short-Term Investments	$ 3,217	$ —	$ —	$ 3,217
Total Investments	$8,460,380	$32,174,307	$ —	$40,634,687
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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